Document And Entity Information	Jul. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Central Index Key	0001888654
Entity Emerging Growth Company	true
Securities Act File Number	001-41279
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3426517
Entity Address, Address Line One	19500 State Highway 249, Suite 125
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(346)
Local Phone Number	439-9656
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock
Trading Symbol	FEAM
Security Exchange Name	NASDAQ